Debt (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014
Debt Instrument [Line Items]
Long-term debt	$ 13,626,000,000		$ 13,597,000,000
Debt covenant, leverage ratio threshold	50,000,000
Debt issuance cost	66,000,000
Amortization of deferred debt issuance costs	10,000,000	12,000,000
Write off of deferred debt issuance cost	32,000,000
Write off of Deferred Debt Issuance Cost, Excluding Debt Discounts	26,000,000
Write off of Deferred Debt Issuance Cost, Debt Discount	7,000,000
Maximum
Debt Instrument [Line Items]
Debt collateral limit, capital stock of foreign subsidiaries, percent	65.00%
Japanese Yen Credit Agreement Due July 2015
Debt Instrument [Line Items]
Maturity period	3 years
$2.95 billion Term B-1 Loan
Debt Instrument [Line Items]
Long-term debt	2,122,000,000		2,769,000,000
Repayments of debt	650,000,000
$6.55 billion Term B-2 Loan
Debt Instrument [Line Items]
Long-term debt	4,283,000,000		5,588,000,000
Repayments of debt	1,310,000,000
4.25% Second Lien Senior Notes
Debt Instrument [Line Items]
Long-term debt	3,100,000,000		3,100,000,000
Stated interest rate	4.25%
4.875% Second Lien Senior Notes Due 2025
Debt Instrument [Line Items]
Long-term debt	2,000,000,000		0
Stated interest rate	4.875%
Debt issuance cost	16,000,000
Senior Credit Facilities | $2.95 billion Term B-1 Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	3,000,000,000
Senior Credit Facilities | $6.55 billion Term B-2 Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	6,600,000,000
Senior Credit Facilities | Term B-1 and B-2 Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	9,500,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000,000